KEY MANAGEMENT PERSONNEL COMPENSATION - Summary of compensation of directors and other members (Details) - USD ($)	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
KEY MANAGEMENT PERSONNEL COMPENSATION
Salaries, social security and other benefits	$ 1,201,651	$ 803,905
Share-based incentives	2,062,345	873,407
Total	$ 3,263,996	$ 1,677,312